Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock National Municipal Fund	Jun. 30, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 498
Expense Example, with Redemption, 3 Years	665
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,368
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	707
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	$ 1,647